UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		November 13, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$64,553
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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
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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS         COM      00448Q201     1371    131800      SH        Sole                131800
ARIAD PHARMACEUTICALS INC         COM      04033A100     4702    194215      SH        Sole                194215
ATRICURE INC                      COM      04963C209     2540    341401      SH        Sole                341401
BIOSPECIFICS TECHNOLOGIES         COM      090931106     1004     51692      SH        Sole                 51692
CARDICA INC                       COM      14141R101      914    634469      SH        Sole                634469
CARDIONET INC                     COM      14159L103     1528    606401      SH        Sole                606401
CARDIOVASCULAR SYSTEMS INC        COM      141619106      329     28470      SH        Sole                 28470
COMBIMATRIX CORP         *W EXP 05/01/201  20009T113        2     23266      SH        Sole                 23266
CUTERA INC                        COM      232109108      898    120394      SH        Sole                120394
DENDREON CORP                     COM      24823Q107      332     69100      SH        Sole                 69100
DERMA SCIENCES INC           COM PAR $.01  249827502      954     91909      SH        Sole                 91909
DIGIRAD CORP                      COM      253827109      309    149169      SH        Sole                149169
DISCOVERY LABORATORIES INC        COM NEW  254668403     1638    500816      SH        Sole                500816
EDAP TMS S A                SPONSORED ADR  268311107      298    174527      SH        Sole                174527
EXACTECH INC                      COM      30064E109      600     33636      SH        Sole                 33636
GIVEN IMAGING LTD                 ORD SHS  M52020100     1268     87009      SH        Sole                 87009
GRAYMARK HEALTHCARE INC    COM PAR $.0001  389465303      299    700401      SH        Sole                700401
GREATBATCH INC                    COM      39153L106      814     33443      SH        Sole                 33443
INFUSYSTEM HOLDINGS INC           COM      45685K102      954    542184      SH        Sole                542184
INSULET CORP              NOTE 3.750% 6/1  45784PAC5     3318   3000000      PRN       Sole               3000000
INSULET CORP                      COM      45784P101     3556    164781      SH        Sole                164781
JOHNSON & JOHNSON                 COM      478160104      648      9400      SH        Sole                  9400
MANNKIND CORP             NOTE 3.750%12/1  56400PAA0     1135   1891000      PRN       Sole               1891000
MASIMO CORPORATION                COM      574795100      423     17500      SH        Sole                 17500
MISONIX INC                       COM      604871103      138     32022      SH        Sole                 32022
NEUROMETRIX INC                   COM      641255203      121    198716      SH        Sole                198716
NOVADAQ TECHNOLOGIES INC          COM      66987G102     7216    697900      SH        Sole                697900
NUVASIVE INC              NOTE 2.750% 7/0  670704AC9      952   1000000      PRN       Sole               1000000
NXSTAGE MEDICAL INC               COM      67072V103      915     69300      SH        Sole                 69300
PHARMACYCLICS INC                 COM      716933106     8136    126139      SH        Sole                126139
PRECISION OPTICS CORPORATION INC  COM      740294301      369    388889      SH        Sole                388889
PROTALIX BIOTHERAPEUTICS INC      COM      74365A101     2323    448484      SH        Sole                448484
RIGEL PHARMACEUTICALS INC         COM NEW  766559603     2373    231705      SH        Sole                231705
RTI BIOLOGICS INC                 COM      74975N105     1342    321067      SH        Sole                321067
SPECTRANETICS CORP                COM      84760C107     1097     74362      SH        Sole                 74362
STEREOTAXIS INC                   COM NEW  85916J409      123     86287      SH        Sole                 86287
SYNERON MEDICAL LTD               ORD SHS  M87245102      503     51607      SH        Sole                 51607
THERAGENICS CORP                  COM      883375107      309    181619      SH        Sole                181619
TRANS1 INC                        COM      89385X105     1072    406151      SH        Sole                406151
TROVAGENE INC                     COM NEW  897238309      222     62500      SH        Sole                 62500
TROVAGENE INC            *W EXP 99/99/999  897238119       16     31250      SH        Sole                 31250
VASCULAR SOLUTIONS INC            COM      92231M109      398     26902      SH        Sole                 26902
VERTEX PHARMACEUTICALS INC        COM      92532F100      687     12300      SH        Sole                 12300
XENOPORT INC                      COM      98411C100     2399    209537      SH        Sole                209537
YM BIOSCIENCES INC                COM      984238105     4008   2178299      SH        Sole               2178299









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